Trade Accounts Payable, Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2023
Trade Accounts Payable, Accrued Expenses and Other Current Liabilities [Abstract]
TRADE ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 13 – TRADE ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

a.	Trade accounts payable are denominated in the following currencies:

	December 31,
	2023	2022
	USD in thousands
NIS	1,953	2,713
USD	10,756	17,708
Other Currencies	539	-
	13,248	20,421

b.	Accrued expenses and other current liabilities:

	December 31,
	2023	2022
	USD in thousands
Employees and related institutions	980	949
Government authorities	684	798
Accrued expenses	894	961
Liability to sellers (see note 4E)	430	-
Other	175	492
	3,163	3,200